Restricted Assets (Details) (Gravity Games Corporation, Long-term financial instrument, KRW) In Millions, unless otherwise specified	Dec. 31, 2013
Gravity Games Corporation | Long-term financial instrument
Restricted Assets
Restricted long-term financial instrument amount	5